Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of consolidated statements of income and comprehensive income
	2022	2021	2020
Income before taxes excluded the amounts of loss incurring entities	$3,887,240	$3,786,691	$2,636,948
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	$583,086	$568,005	395,542
Tax effect of R&D expenses deduction	(139,840)	(148,033)	(67,793)
Tax effect of accumulated loss	(18,166)	(23,132)	(4,835)
Tax effect of non-deductible expenses	12,692	11,424	62,827
Tax refund from prior years	-	(106,348)	-
Income tax expenses	$437,771	$301,916	$385,741

Schedule of Income taxes
	2022	2021	2020
Current income tax	$437,771	$332,549	$386,389
Deferred income tax	-	(30,633)	(648)
Total income tax expense	$437,771	$301,916	$385,741

Schedule of deferred tax assets and deferred tax liabilities
	As of December 31,
	2022	2021	2020
Deferred tax assets:
Opening balance	$(36,247)	$(5,116)	$(4,153)
Accumulated loss	-	(23,132)	(648)
Bad debt	-	(397)	-
Obsolete inventory	-	(7,104)	-
Effect of exchange rate	2,757	(498)	(315)
Total	$(33,490)	$(36,247)	$(5,116)